Credit-Related Losses Recognized in Earnings on Debt Securities Other-Than-Temporarily Impaired (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Cumulative Credit-Related Losses on Securities Held - Beginning of Year	$ 42.3	$ 68.2
Plus: Losses on Newly Identified Impairments		1.6
Additional Losses on Previously Identified Impairments		1.7
Less: Current and Prior Period Losses on Securities Sold During the Year	(33.5)	(29.2)
Cumulative Credit-Related Losses on Securities Held - End of Year	$ 8.8	$ 42.3